Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Right-of-use assets	$ 884,288	$ 553,823	$ 1,192,165
Lease liabilities	735,550	606,061	785,687
Lease Liabilities [Member]
Leases [Line Items]
Lease liabilities	$ 866,795	$ 549,622	$ 1,172,679